Investments in Associates and Joint Ventures - Additional Information (Details) $ / shares in Units, £ in Millions, $ in Millions, ₨ in Billions														1 Months Ended							6 Months Ended	12 Months Ended
	Dec. 18, 2025 GBP (£)	May 28, 2025 GBP (£) shares	May 28, 2025 INR (₨) shares	Feb. 28, 2025 GBP (£) shares	Feb. 28, 2025 CAD ($) shares	Dec. 06, 2024	Sep. 30, 2024 shares	Aug. 30, 2024 GBP (£) shares	Aug. 30, 2024 CAD ($) shares	Mar. 13, 2024 GBP (£) shares	Mar. 13, 2024 INR (₨) shares	Jan. 24, 2024 GBP (£) shares	Jan. 24, 2024 CAD ($) $ / shares shares	Dec. 31, 2025 GBP (£)	Mar. 31, 2025	Feb. 28, 2025	Nov. 30, 2023 GBP (£)	Nov. 30, 2023 CAD ($)	Oct. 31, 2023 GBP (£)	May 31, 2023 GBP (£)	Feb. 28, 2025 tranche	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022	Aug. 30, 2024 $ / shares	Nov. 30, 2022 GBP (£)	Mar. 11, 2021
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments in associates and joint ventures														£ 1,521								£ 1,521	£ 1,902
Investments held at fair value														333								333	146
Goodwill														38,917								£ 38,917	41,129
Charlotte's Web Holdings, Inc.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments held at fair value																											£ 48
Investment term																						7 years
Potential proportion ownership interest																						19.90%
Associates and JVs
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Dividends paid by the associate																						£ 386	447	£ 559
Investments in associates and joint ventures														£ 1,521								1,521	1,902	£ 1,970
ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Dividends paid by the associate																						376	£ 434
Dividend in specie received																						£ 533
Ownership interest in associates																						22.91%	25.45%	29.02%	29.19%
Number of shares held disposed (in shares) | shares		313,000,000	313,000,000							436,851,457	436,851,457
Proportion of ownership interest in associate disposed (in percentage)		10.00%	10.00%							12.00%	12.00%											10.00%	12.00%
Percentage of voting equity interest disposed (in percentage)		2.50%	2.50%							3.50%	3.50%			59.00%
Investments in associates and joint ventures														£ 1,348								£ 1,348	£ 1,762
Consideration paid		£ (1,000)	₨ (121.0)							£ (1,600)	₨ (166.9)
Investments in associates and joint ventures														1,348								1,348	1,762
Gain (loss) on disposal of investments in subsidiaries, joint ventures and associates																						£ 6	£ 18	£ 40
Organigram Inc.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest in associates						30.60%									30.60%							36.77%	35.09%
Acquisition percentage																												19.90%
Proportion of ordinary shares, ownership interest in associate																						0.2690	0.2782
Proportion of preferred shares, ownership interest in associate																						0.0987	0.0727
Investments in associates and joint ventures														94								£ 94	£ 65
Purchase of interests in investments accounted for using equity method																	£ 74	$ 125
Consideration paid				£ 23	$ 42			£ 24	$ 42			£ 24	$ 42
Shares acquired (in shares) | shares												12,893,175	12,893,175
Price per share (CAD per share) | $ / shares													$ 3.22													$ 3.22
Goodwill								£ 5
Number of tranches | tranche																					2
Impairment loss (reversal of impairment loss) recognised in profit or loss																						£ 0
Organigram Inc. | Maximum
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Proportion of voting rights held in associate																30.00%
Organigram Inc. | Ordinary shares
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Shares acquired (in shares) | shares				7,562,447	7,562,447		4,429,740	4,429,740	4,429,740
Organigram Inc. | Preference shares
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Shares acquired (in shares) | shares				5,330,728	5,330,728		8,463,435	8,463,435	8,463,435
Awake Corporation (Awake)
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Ownership interest in associates																						41.60%
Purchase of interests in associates																						£ 3
Investments in associates and joint ventures														11								11
Goodwill														£ 10								10
Steady State LLC
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Consideration paid																			£ 8	£ 4
Proportion of voting rights held in associate																							10.80%	5.76%
Impairment loss (reversal of impairment loss) recognised in profit or loss																						£ 6
FE "Samfruit" JSC
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Proportion of ownership interest in associate disposed (in percentage)	45.40%
Consideration paid	£ (1)